Fair Value Measurements - Additional Information (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Transfer of assets, amount	$ 0	$ 0
Accrual for losses on consumer loan guaranty obligations	1,576,000	2,047,000	2,624,000	2,284,000
Interest and Fees on Short-term Loans
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Accrual for losses on consumer loan guaranty obligations	1,575,000	2,047,000	2,624,000	2,284,000
Interest and Fees on Installment Loans
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Term of loan	12 months
Accrual for losses on consumer loan guaranty obligations	$ 1,000
Maximum
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Cash and cash equivalent maturity period	90 days
Maximum | Interest and Fees on Short-term Loans
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Term of loan	12 months
Maximum | Interest and Fees on Line of Credit Accounts
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Term of loan	12 months
Maximum | Interest and Fees on Installment Loans
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Term of loan	60 months
Minimum | Interest and Fees on Installment Loans
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Term of loan	2 months